Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000019975 | Communications
Holdings [Line Items]
Percent of Total Investments	20.81%
C000019975 | Consumer Cyclical
Holdings [Line Items]
Percent of Total Investments	3.57%
C000019975 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.75%
C000019975 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	2.13%
C000019975 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.65%
C000019975 | Financial
Holdings [Line Items]
Percent of Total Investments	15.93%
C000019975 | Industrial
Holdings [Line Items]
Percent of Total Investments	6.15%
C000019975 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.70%
C000019975 | Technology
Holdings [Line Items]
Percent of Total Investments	29.25%
C000019975 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.24%
C000019975 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.82%
C000019977 | Communications
Holdings [Line Items]
Percent of Total Investments	20.81%
C000019977 | Consumer Cyclical
Holdings [Line Items]
Percent of Total Investments	3.57%
C000019977 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.75%
C000019977 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	2.13%
C000019977 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.65%
C000019977 | Financial
Holdings [Line Items]
Percent of Total Investments	15.93%
C000019977 | Industrial
Holdings [Line Items]
Percent of Total Investments	6.15%
C000019977 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.70%
C000019977 | Technology
Holdings [Line Items]
Percent of Total Investments	29.25%
C000019977 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.24%
C000019977 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.82%
C000054882 | Communications
Holdings [Line Items]
Percent of Total Investments	20.81%
C000054882 | Consumer Cyclical
Holdings [Line Items]
Percent of Total Investments	3.57%
C000054882 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.75%
C000054882 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	2.13%
C000054882 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.65%
C000054882 | Financial
Holdings [Line Items]
Percent of Total Investments	15.93%
C000054882 | Industrial
Holdings [Line Items]
Percent of Total Investments	6.15%
C000054882 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.70%
C000054882 | Technology
Holdings [Line Items]
Percent of Total Investments	29.25%
C000054882 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.24%
C000054882 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.82%
C000188232 | Communications
Holdings [Line Items]
Percent of Total Investments	20.81%
C000188232 | Consumer Cyclical
Holdings [Line Items]
Percent of Total Investments	3.57%
C000188232 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.75%
C000188232 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	2.13%
C000188232 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.65%
C000188232 | Financial
Holdings [Line Items]
Percent of Total Investments	15.93%
C000188232 | Industrial
Holdings [Line Items]
Percent of Total Investments	6.15%
C000188232 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.70%
C000188232 | Technology
Holdings [Line Items]
Percent of Total Investments	29.25%
C000188232 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.24%
C000188232 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.82%
C000019979 | Communications
Holdings [Line Items]
Percent of Total Investments	20.81%
C000019979 | Consumer Cyclical
Holdings [Line Items]
Percent of Total Investments	3.57%
C000019979 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.75%
C000019979 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	2.13%
C000019979 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.65%
C000019979 | Financial
Holdings [Line Items]
Percent of Total Investments	15.93%
C000019979 | Industrial
Holdings [Line Items]
Percent of Total Investments	6.15%
C000019979 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.70%
C000019979 | Technology
Holdings [Line Items]
Percent of Total Investments	29.25%
C000019979 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.24%
C000019979 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.82%
C000019978 | Communications
Holdings [Line Items]
Percent of Total Investments	20.81%
C000019978 | Consumer Cyclical
Holdings [Line Items]
Percent of Total Investments	3.57%
C000019978 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.75%
C000019978 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	2.13%
C000019978 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.65%
C000019978 | Financial
Holdings [Line Items]
Percent of Total Investments	15.93%
C000019978 | Industrial
Holdings [Line Items]
Percent of Total Investments	6.15%
C000019978 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.70%
C000019978 | Technology
Holdings [Line Items]
Percent of Total Investments	29.25%
C000019978 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.24%
C000019978 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.82%
C000054883 | Communications
Holdings [Line Items]
Percent of Total Investments	20.81%
C000054883 | Consumer Cyclical
Holdings [Line Items]
Percent of Total Investments	3.57%
C000054883 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.75%
C000054883 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	2.13%
C000054883 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.65%
C000054883 | Financial
Holdings [Line Items]
Percent of Total Investments	15.93%
C000054883 | Industrial
Holdings [Line Items]
Percent of Total Investments	6.15%
C000054883 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.70%
C000054883 | Technology
Holdings [Line Items]
Percent of Total Investments	29.25%
C000054883 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.24%
C000054883 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.82%
C000054884 | Communications
Holdings [Line Items]
Percent of Total Investments	20.81%
C000054884 | Consumer Cyclical
Holdings [Line Items]
Percent of Total Investments	3.57%
C000054884 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.75%
C000054884 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	2.13%
C000054884 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.65%
C000054884 | Financial
Holdings [Line Items]
Percent of Total Investments	15.93%
C000054884 | Industrial
Holdings [Line Items]
Percent of Total Investments	6.15%
C000054884 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.70%
C000054884 | Technology
Holdings [Line Items]
Percent of Total Investments	29.25%
C000054884 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.24%
C000054884 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.82%
C000156617 | Communications
Holdings [Line Items]
Percent of Total Investments	20.81%
C000156617 | Consumer Cyclical
Holdings [Line Items]
Percent of Total Investments	3.57%
C000156617 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.75%
C000156617 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	2.13%
C000156617 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.65%
C000156617 | Financial
Holdings [Line Items]
Percent of Total Investments	15.93%
C000156617 | Industrial
Holdings [Line Items]
Percent of Total Investments	6.15%
C000156617 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.70%
C000156617 | Technology
Holdings [Line Items]
Percent of Total Investments	29.25%
C000156617 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.24%
C000156617 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.82%
C000156618 | Communications
Holdings [Line Items]
Percent of Total Investments	20.81%
C000156618 | Consumer Cyclical
Holdings [Line Items]
Percent of Total Investments	3.57%
C000156618 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.75%
C000156618 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	2.13%
C000156618 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.65%
C000156618 | Financial
Holdings [Line Items]
Percent of Total Investments	15.93%
C000156618 | Industrial
Holdings [Line Items]
Percent of Total Investments	6.15%
C000156618 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.70%
C000156618 | Technology
Holdings [Line Items]
Percent of Total Investments	29.25%
C000156618 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.24%
C000156618 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.82%
C000156619 | Communications
Holdings [Line Items]
Percent of Total Investments	20.81%
C000156619 | Consumer Cyclical
Holdings [Line Items]
Percent of Total Investments	3.57%
C000156619 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.75%
C000156619 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	2.13%
C000156619 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.65%
C000156619 | Financial
Holdings [Line Items]
Percent of Total Investments	15.93%
C000156619 | Industrial
Holdings [Line Items]
Percent of Total Investments	6.15%
C000156619 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.70%
C000156619 | Technology
Holdings [Line Items]
Percent of Total Investments	29.25%
C000156619 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.24%
C000156619 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.82%
C000019980 | Communications
Holdings [Line Items]
Percent of Total Investments	1.32%
C000019980 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.55%
C000019980 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.60%
C000019980 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.19%
C000019980 | Financial
Holdings [Line Items]
Percent of Total Investments	13.17%
C000019980 | Industrial
Holdings [Line Items]
Percent of Total Investments	1.14%
C000019980 | Technology
Holdings [Line Items]
Percent of Total Investments	1.15%
C000019980 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.74%
C000019980 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.65%
C000019980 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.76%
C000019980 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	0.96%
C000019980 | Energy
Holdings [Line Items]
Percent of Total Investments	2.62%
C000019980 | Government
Holdings [Line Items]
Percent of Total Investments	22.58%
C000019980 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	33.51%
C000019980 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.06%
C000019982 | Communications
Holdings [Line Items]
Percent of Total Investments	1.32%
C000019982 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.55%
C000019982 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.60%
C000019982 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.19%
C000019982 | Financial
Holdings [Line Items]
Percent of Total Investments	13.17%
C000019982 | Industrial
Holdings [Line Items]
Percent of Total Investments	1.14%
C000019982 | Technology
Holdings [Line Items]
Percent of Total Investments	1.15%
C000019982 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.74%
C000019982 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.65%
C000019982 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.76%
C000019982 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	0.96%
C000019982 | Energy
Holdings [Line Items]
Percent of Total Investments	2.62%
C000019982 | Government
Holdings [Line Items]
Percent of Total Investments	22.58%
C000019982 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	33.51%
C000019982 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.06%
C000054885 | Communications
Holdings [Line Items]
Percent of Total Investments	1.32%
C000054885 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.55%
C000054885 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.60%
C000054885 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.19%
C000054885 | Financial
Holdings [Line Items]
Percent of Total Investments	13.17%
C000054885 | Industrial
Holdings [Line Items]
Percent of Total Investments	1.14%
C000054885 | Technology
Holdings [Line Items]
Percent of Total Investments	1.15%
C000054885 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.74%
C000054885 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.65%
C000054885 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.76%
C000054885 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	0.96%
C000054885 | Energy
Holdings [Line Items]
Percent of Total Investments	2.62%
C000054885 | Government
Holdings [Line Items]
Percent of Total Investments	22.58%
C000054885 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	33.51%
C000054885 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.06%
C000188234 | Communications
Holdings [Line Items]
Percent of Total Investments	1.32%
C000188234 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.55%
C000188234 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.60%
C000188234 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.19%
C000188234 | Financial
Holdings [Line Items]
Percent of Total Investments	13.17%
C000188234 | Industrial
Holdings [Line Items]
Percent of Total Investments	1.14%
C000188234 | Technology
Holdings [Line Items]
Percent of Total Investments	1.15%
C000188234 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.74%
C000188234 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.65%
C000188234 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.76%
C000188234 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	0.96%
C000188234 | Energy
Holdings [Line Items]
Percent of Total Investments	2.62%
C000188234 | Government
Holdings [Line Items]
Percent of Total Investments	22.58%
C000188234 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	33.51%
C000188234 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.06%
C000019984 | Communications
Holdings [Line Items]
Percent of Total Investments	1.32%
C000019984 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.55%
C000019984 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.60%
C000019984 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.19%
C000019984 | Financial
Holdings [Line Items]
Percent of Total Investments	13.17%
C000019984 | Industrial
Holdings [Line Items]
Percent of Total Investments	1.14%
C000019984 | Technology
Holdings [Line Items]
Percent of Total Investments	1.15%
C000019984 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.74%
C000019984 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.65%
C000019984 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.76%
C000019984 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	0.96%
C000019984 | Energy
Holdings [Line Items]
Percent of Total Investments	2.62%
C000019984 | Government
Holdings [Line Items]
Percent of Total Investments	22.58%
C000019984 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	33.51%
C000019984 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.06%
C000054886 | Communications
Holdings [Line Items]
Percent of Total Investments	1.32%
C000054886 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.55%
C000054886 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.60%
C000054886 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.19%
C000054886 | Financial
Holdings [Line Items]
Percent of Total Investments	13.17%
C000054886 | Industrial
Holdings [Line Items]
Percent of Total Investments	1.14%
C000054886 | Technology
Holdings [Line Items]
Percent of Total Investments	1.15%
C000054886 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.74%
C000054886 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.65%
C000054886 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.76%
C000054886 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	0.96%
C000054886 | Energy
Holdings [Line Items]
Percent of Total Investments	2.62%
C000054886 | Government
Holdings [Line Items]
Percent of Total Investments	22.58%
C000054886 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	33.51%
C000054886 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.06%
C000054887 | Communications
Holdings [Line Items]
Percent of Total Investments	1.32%
C000054887 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.55%
C000054887 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.60%
C000054887 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.19%
C000054887 | Financial
Holdings [Line Items]
Percent of Total Investments	13.17%
C000054887 | Industrial
Holdings [Line Items]
Percent of Total Investments	1.14%
C000054887 | Technology
Holdings [Line Items]
Percent of Total Investments	1.15%
C000054887 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.74%
C000054887 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.65%
C000054887 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.76%
C000054887 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	0.96%
C000054887 | Energy
Holdings [Line Items]
Percent of Total Investments	2.62%
C000054887 | Government
Holdings [Line Items]
Percent of Total Investments	22.58%
C000054887 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	33.51%
C000054887 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.06%
C000156620 | Communications
Holdings [Line Items]
Percent of Total Investments	1.32%
C000156620 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.55%
C000156620 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.60%
C000156620 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.19%
C000156620 | Financial
Holdings [Line Items]
Percent of Total Investments	13.17%
C000156620 | Industrial
Holdings [Line Items]
Percent of Total Investments	1.14%
C000156620 | Technology
Holdings [Line Items]
Percent of Total Investments	1.15%
C000156620 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.74%
C000156620 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.65%
C000156620 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.76%
C000156620 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	0.96%
C000156620 | Energy
Holdings [Line Items]
Percent of Total Investments	2.62%
C000156620 | Government
Holdings [Line Items]
Percent of Total Investments	22.58%
C000156620 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	33.51%
C000156620 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.06%
C000156621 | Communications
Holdings [Line Items]
Percent of Total Investments	1.32%
C000156621 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.55%
C000156621 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.60%
C000156621 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.19%
C000156621 | Financial
Holdings [Line Items]
Percent of Total Investments	13.17%
C000156621 | Industrial
Holdings [Line Items]
Percent of Total Investments	1.14%
C000156621 | Technology
Holdings [Line Items]
Percent of Total Investments	1.15%
C000156621 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.74%
C000156621 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.65%
C000156621 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.76%
C000156621 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	0.96%
C000156621 | Energy
Holdings [Line Items]
Percent of Total Investments	2.62%
C000156621 | Government
Holdings [Line Items]
Percent of Total Investments	22.58%
C000156621 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	33.51%
C000156621 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.06%
C000156622 | Communications
Holdings [Line Items]
Percent of Total Investments	1.32%
C000156622 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.55%
C000156622 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.60%
C000156622 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.19%
C000156622 | Financial
Holdings [Line Items]
Percent of Total Investments	13.17%
C000156622 | Industrial
Holdings [Line Items]
Percent of Total Investments	1.14%
C000156622 | Technology
Holdings [Line Items]
Percent of Total Investments	1.15%
C000156622 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.74%
C000156622 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.65%
C000156622 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.76%
C000156622 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	0.96%
C000156622 | Energy
Holdings [Line Items]
Percent of Total Investments	2.62%
C000156622 | Government
Holdings [Line Items]
Percent of Total Investments	22.58%
C000156622 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	33.51%
C000156622 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.06%
C000162898 | Communications
Holdings [Line Items]
Percent of Total Investments	2.10%
C000162898 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.94%
C000162898 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.26%
C000162898 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.51%
C000162898 | Financial
Holdings [Line Items]
Percent of Total Investments	14.78%
C000162898 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.30%
C000162898 | Technology
Holdings [Line Items]
Percent of Total Investments	2.42%
C000162898 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.28%
C000162898 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.76%
C000162898 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.51%
C000162898 | Energy
Holdings [Line Items]
Percent of Total Investments	6.17%
C000162898 | Government
Holdings [Line Items]
Percent of Total Investments	18.52%
C000162898 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	27.49%
C000162898 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.04%
C000162898 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.20%
C000162898 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.65%
C000162898 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.07%
C000162899 | Communications
Holdings [Line Items]
Percent of Total Investments	2.10%
C000162899 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.94%
C000162899 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.26%
C000162899 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.51%
C000162899 | Financial
Holdings [Line Items]
Percent of Total Investments	14.78%
C000162899 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.30%
C000162899 | Technology
Holdings [Line Items]
Percent of Total Investments	2.42%
C000162899 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.28%
C000162899 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.76%
C000162899 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.51%
C000162899 | Energy
Holdings [Line Items]
Percent of Total Investments	6.17%
C000162899 | Government
Holdings [Line Items]
Percent of Total Investments	18.52%
C000162899 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	27.49%
C000162899 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.04%
C000162899 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.20%
C000162899 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.65%
C000162899 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.07%
C000162900 | Communications
Holdings [Line Items]
Percent of Total Investments	2.10%
C000162900 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.94%
C000162900 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.26%
C000162900 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.51%
C000162900 | Financial
Holdings [Line Items]
Percent of Total Investments	14.78%
C000162900 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.30%
C000162900 | Technology
Holdings [Line Items]
Percent of Total Investments	2.42%
C000162900 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.28%
C000162900 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.76%
C000162900 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.51%
C000162900 | Energy
Holdings [Line Items]
Percent of Total Investments	6.17%
C000162900 | Government
Holdings [Line Items]
Percent of Total Investments	18.52%
C000162900 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	27.49%
C000162900 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.04%
C000162900 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.20%
C000162900 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.65%
C000162900 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.07%
C000188256 | Communications
Holdings [Line Items]
Percent of Total Investments	2.10%
C000188256 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.94%
C000188256 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.26%
C000188256 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.51%
C000188256 | Financial
Holdings [Line Items]
Percent of Total Investments	14.78%
C000188256 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.30%
C000188256 | Technology
Holdings [Line Items]
Percent of Total Investments	2.42%
C000188256 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.28%
C000188256 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.76%
C000188256 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.51%
C000188256 | Energy
Holdings [Line Items]
Percent of Total Investments	6.17%
C000188256 | Government
Holdings [Line Items]
Percent of Total Investments	18.52%
C000188256 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	27.49%
C000188256 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.04%
C000188256 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.20%
C000188256 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.65%
C000188256 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.07%
C000162901 | Communications
Holdings [Line Items]
Percent of Total Investments	2.10%
C000162901 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.94%
C000162901 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.26%
C000162901 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.51%
C000162901 | Financial
Holdings [Line Items]
Percent of Total Investments	14.78%
C000162901 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.30%
C000162901 | Technology
Holdings [Line Items]
Percent of Total Investments	2.42%
C000162901 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.28%
C000162901 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.76%
C000162901 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.51%
C000162901 | Energy
Holdings [Line Items]
Percent of Total Investments	6.17%
C000162901 | Government
Holdings [Line Items]
Percent of Total Investments	18.52%
C000162901 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	27.49%
C000162901 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.04%
C000162901 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.20%
C000162901 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.65%
C000162901 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.07%
C000162903 | Communications
Holdings [Line Items]
Percent of Total Investments	2.10%
C000162903 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.94%
C000162903 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.26%
C000162903 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.51%
C000162903 | Financial
Holdings [Line Items]
Percent of Total Investments	14.78%
C000162903 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.30%
C000162903 | Technology
Holdings [Line Items]
Percent of Total Investments	2.42%
C000162903 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.28%
C000162903 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.76%
C000162903 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.51%
C000162903 | Energy
Holdings [Line Items]
Percent of Total Investments	6.17%
C000162903 | Government
Holdings [Line Items]
Percent of Total Investments	18.52%
C000162903 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	27.49%
C000162903 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.04%
C000162903 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.20%
C000162903 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.65%
C000162903 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.07%
C000162904 | Communications
Holdings [Line Items]
Percent of Total Investments	2.10%
C000162904 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.94%
C000162904 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.26%
C000162904 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.51%
C000162904 | Financial
Holdings [Line Items]
Percent of Total Investments	14.78%
C000162904 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.30%
C000162904 | Technology
Holdings [Line Items]
Percent of Total Investments	2.42%
C000162904 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.28%
C000162904 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.76%
C000162904 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.51%
C000162904 | Energy
Holdings [Line Items]
Percent of Total Investments	6.17%
C000162904 | Government
Holdings [Line Items]
Percent of Total Investments	18.52%
C000162904 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	27.49%
C000162904 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.04%
C000162904 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.20%
C000162904 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.65%
C000162904 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.07%
C000162905 | Communications
Holdings [Line Items]
Percent of Total Investments	2.10%
C000162905 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.94%
C000162905 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.26%
C000162905 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.51%
C000162905 | Financial
Holdings [Line Items]
Percent of Total Investments	14.78%
C000162905 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.30%
C000162905 | Technology
Holdings [Line Items]
Percent of Total Investments	2.42%
C000162905 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.28%
C000162905 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.76%
C000162905 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.51%
C000162905 | Energy
Holdings [Line Items]
Percent of Total Investments	6.17%
C000162905 | Government
Holdings [Line Items]
Percent of Total Investments	18.52%
C000162905 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	27.49%
C000162905 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.04%
C000162905 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.20%
C000162905 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.65%
C000162905 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.07%
C000162906 | Communications
Holdings [Line Items]
Percent of Total Investments	2.10%
C000162906 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.94%
C000162906 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.26%
C000162906 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.51%
C000162906 | Financial
Holdings [Line Items]
Percent of Total Investments	14.78%
C000162906 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.30%
C000162906 | Technology
Holdings [Line Items]
Percent of Total Investments	2.42%
C000162906 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.28%
C000162906 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.76%
C000162906 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.51%
C000162906 | Energy
Holdings [Line Items]
Percent of Total Investments	6.17%
C000162906 | Government
Holdings [Line Items]
Percent of Total Investments	18.52%
C000162906 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	27.49%
C000162906 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.04%
C000162906 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.20%
C000162906 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.65%
C000162906 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.07%
C000055470 | Communications
Holdings [Line Items]
Percent of Total Investments	8.35%
C000055470 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.79%
C000055470 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	18.12%
C000055470 | Financial
Holdings [Line Items]
Percent of Total Investments	11.22%
C000055470 | Industrial
Holdings [Line Items]
Percent of Total Investments	10.96%
C000055470 | Technology
Holdings [Line Items]
Percent of Total Investments	16.26%
C000055470 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000055470 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	8.89%
C000055470 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	2.42%
C000055470 | Energy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000055470 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.13%
C000055470 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.36%
C000055470 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.04%
C000055470 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.46%
C000055470 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.90%
C000055472 | Communications
Holdings [Line Items]
Percent of Total Investments	8.35%
C000055472 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.79%
C000055472 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	18.12%
C000055472 | Financial
Holdings [Line Items]
Percent of Total Investments	11.22%
C000055472 | Industrial
Holdings [Line Items]
Percent of Total Investments	10.96%
C000055472 | Technology
Holdings [Line Items]
Percent of Total Investments	16.26%
C000055472 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000055472 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	8.89%
C000055472 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	2.42%
C000055472 | Energy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000055472 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.13%
C000055472 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.36%
C000055472 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.04%
C000055472 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.46%
C000055472 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.90%
C000055473 | Communications
Holdings [Line Items]
Percent of Total Investments	8.35%
C000055473 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.79%
C000055473 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	18.12%
C000055473 | Financial
Holdings [Line Items]
Percent of Total Investments	11.22%
C000055473 | Industrial
Holdings [Line Items]
Percent of Total Investments	10.96%
C000055473 | Technology
Holdings [Line Items]
Percent of Total Investments	16.26%
C000055473 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000055473 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	8.89%
C000055473 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	2.42%
C000055473 | Energy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000055473 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.13%
C000055473 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.36%
C000055473 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.04%
C000055473 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.46%
C000055473 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.90%
C000188252 | Communications
Holdings [Line Items]
Percent of Total Investments	8.35%
C000188252 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.79%
C000188252 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	18.12%
C000188252 | Financial
Holdings [Line Items]
Percent of Total Investments	11.22%
C000188252 | Industrial
Holdings [Line Items]
Percent of Total Investments	10.96%
C000188252 | Technology
Holdings [Line Items]
Percent of Total Investments	16.26%
C000188252 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000188252 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	8.89%
C000188252 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	2.42%
C000188252 | Energy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000188252 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.13%
C000188252 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.36%
C000188252 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.04%
C000188252 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.46%
C000188252 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.90%
C000055474 | Communications
Holdings [Line Items]
Percent of Total Investments	8.35%
C000055474 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.79%
C000055474 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	18.12%
C000055474 | Financial
Holdings [Line Items]
Percent of Total Investments	11.22%
C000055474 | Industrial
Holdings [Line Items]
Percent of Total Investments	10.96%
C000055474 | Technology
Holdings [Line Items]
Percent of Total Investments	16.26%
C000055474 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000055474 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	8.89%
C000055474 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	2.42%
C000055474 | Energy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000055474 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.13%
C000055474 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.36%
C000055474 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.04%
C000055474 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.46%
C000055474 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.90%
C000055475 | Communications
Holdings [Line Items]
Percent of Total Investments	8.35%
C000055475 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.79%
C000055475 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	18.12%
C000055475 | Financial
Holdings [Line Items]
Percent of Total Investments	11.22%
C000055475 | Industrial
Holdings [Line Items]
Percent of Total Investments	10.96%
C000055475 | Technology
Holdings [Line Items]
Percent of Total Investments	16.26%
C000055475 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000055475 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	8.89%
C000055475 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	2.42%
C000055475 | Energy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000055475 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.13%
C000055475 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.36%
C000055475 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.04%
C000055475 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.46%
C000055475 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.90%
C000055476 | Communications
Holdings [Line Items]
Percent of Total Investments	8.35%
C000055476 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.79%
C000055476 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	18.12%
C000055476 | Financial
Holdings [Line Items]
Percent of Total Investments	11.22%
C000055476 | Industrial
Holdings [Line Items]
Percent of Total Investments	10.96%
C000055476 | Technology
Holdings [Line Items]
Percent of Total Investments	16.26%
C000055476 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000055476 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	8.89%
C000055476 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	2.42%
C000055476 | Energy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000055476 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.13%
C000055476 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.36%
C000055476 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.04%
C000055476 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.46%
C000055476 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.90%
C000156647 | Communications
Holdings [Line Items]
Percent of Total Investments	8.35%
C000156647 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.79%
C000156647 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	18.12%
C000156647 | Financial
Holdings [Line Items]
Percent of Total Investments	11.22%
C000156647 | Industrial
Holdings [Line Items]
Percent of Total Investments	10.96%
C000156647 | Technology
Holdings [Line Items]
Percent of Total Investments	16.26%
C000156647 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000156647 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	8.89%
C000156647 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	2.42%
C000156647 | Energy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000156647 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.13%
C000156647 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.36%
C000156647 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.04%
C000156647 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.46%
C000156647 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.90%
C000156648 | Communications
Holdings [Line Items]
Percent of Total Investments	8.35%
C000156648 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.79%
C000156648 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	18.12%
C000156648 | Financial
Holdings [Line Items]
Percent of Total Investments	11.22%
C000156648 | Industrial
Holdings [Line Items]
Percent of Total Investments	10.96%
C000156648 | Technology
Holdings [Line Items]
Percent of Total Investments	16.26%
C000156648 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000156648 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	8.89%
C000156648 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	2.42%
C000156648 | Energy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000156648 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.13%
C000156648 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.36%
C000156648 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.04%
C000156648 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.46%
C000156648 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.90%
C000156649 | Communications
Holdings [Line Items]
Percent of Total Investments	8.35%
C000156649 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.79%
C000156649 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	18.12%
C000156649 | Financial
Holdings [Line Items]
Percent of Total Investments	11.22%
C000156649 | Industrial
Holdings [Line Items]
Percent of Total Investments	10.96%
C000156649 | Technology
Holdings [Line Items]
Percent of Total Investments	16.26%
C000156649 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000156649 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	8.89%
C000156649 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	2.42%
C000156649 | Energy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000156649 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.13%
C000156649 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.36%
C000156649 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.04%
C000156649 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.46%
C000156649 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.90%
C000019985 | Communications
Holdings [Line Items]
Percent of Total Investments	11.82%
C000019985 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.11%
C000019985 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.11%
C000019985 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	12.67%
C000019985 | Financial
Holdings [Line Items]
Percent of Total Investments	11.60%
C000019985 | Industrial
Holdings [Line Items]
Percent of Total Investments	12.02%
C000019985 | Information Technology
Holdings [Line Items]
Percent of Total Investments	0.10%
C000019985 | Technology
Holdings [Line Items]
Percent of Total Investments	4.72%
C000019985 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.87%
C000019985 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.76%
C000019985 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	6.54%
C000019985 | Energy
Holdings [Line Items]
Percent of Total Investments	15.31%
C000019985 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	0.28%
C000019985 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.38%
C000019985 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.38%
C000019985 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.32%
C000019985 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.01%
C000019987 | Communications
Holdings [Line Items]
Percent of Total Investments	11.82%
C000019987 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.11%
C000019987 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.11%
C000019987 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	12.67%
C000019987 | Financial
Holdings [Line Items]
Percent of Total Investments	11.60%
C000019987 | Industrial
Holdings [Line Items]
Percent of Total Investments	12.02%
C000019987 | Information Technology
Holdings [Line Items]
Percent of Total Investments	0.10%
C000019987 | Technology
Holdings [Line Items]
Percent of Total Investments	4.72%
C000019987 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.87%
C000019987 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.76%
C000019987 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	6.54%
C000019987 | Energy
Holdings [Line Items]
Percent of Total Investments	15.31%
C000019987 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	0.28%
C000019987 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.38%
C000019987 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.38%
C000019987 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.32%
C000019987 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.01%
C000054888 | Communications
Holdings [Line Items]
Percent of Total Investments	11.82%
C000054888 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.11%
C000054888 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.11%
C000054888 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	12.67%
C000054888 | Financial
Holdings [Line Items]
Percent of Total Investments	11.60%
C000054888 | Industrial
Holdings [Line Items]
Percent of Total Investments	12.02%
C000054888 | Information Technology
Holdings [Line Items]
Percent of Total Investments	0.10%
C000054888 | Technology
Holdings [Line Items]
Percent of Total Investments	4.72%
C000054888 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.87%
C000054888 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.76%
C000054888 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	6.54%
C000054888 | Energy
Holdings [Line Items]
Percent of Total Investments	15.31%
C000054888 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	0.28%
C000054888 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.38%
C000054888 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.38%
C000054888 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.32%
C000054888 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.01%
C000188236 | Communications
Holdings [Line Items]
Percent of Total Investments	11.82%
C000188236 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.11%
C000188236 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.11%
C000188236 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	12.67%
C000188236 | Financial
Holdings [Line Items]
Percent of Total Investments	11.60%
C000188236 | Industrial
Holdings [Line Items]
Percent of Total Investments	12.02%
C000188236 | Information Technology
Holdings [Line Items]
Percent of Total Investments	0.10%
C000188236 | Technology
Holdings [Line Items]
Percent of Total Investments	4.72%
C000188236 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.87%
C000188236 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.76%
C000188236 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	6.54%
C000188236 | Energy
Holdings [Line Items]
Percent of Total Investments	15.31%
C000188236 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	0.28%
C000188236 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.38%
C000188236 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.38%
C000188236 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.32%
C000188236 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.01%
C000019989 | Communications
Holdings [Line Items]
Percent of Total Investments	11.82%
C000019989 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.11%
C000019989 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.11%
C000019989 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	12.67%
C000019989 | Financial
Holdings [Line Items]
Percent of Total Investments	11.60%
C000019989 | Industrial
Holdings [Line Items]
Percent of Total Investments	12.02%
C000019989 | Information Technology
Holdings [Line Items]
Percent of Total Investments	0.10%
C000019989 | Technology
Holdings [Line Items]
Percent of Total Investments	4.72%
C000019989 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.87%
C000019989 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.76%
C000019989 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	6.54%
C000019989 | Energy
Holdings [Line Items]
Percent of Total Investments	15.31%
C000019989 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	0.28%
C000019989 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.38%
C000019989 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.38%
C000019989 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.32%
C000019989 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.01%
C000054889 | Communications
Holdings [Line Items]
Percent of Total Investments	11.82%
C000054889 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.11%
C000054889 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.11%
C000054889 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	12.67%
C000054889 | Financial
Holdings [Line Items]
Percent of Total Investments	11.60%
C000054889 | Industrial
Holdings [Line Items]
Percent of Total Investments	12.02%
C000054889 | Information Technology
Holdings [Line Items]
Percent of Total Investments	0.10%
C000054889 | Technology
Holdings [Line Items]
Percent of Total Investments	4.72%
C000054889 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.87%
C000054889 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.76%
C000054889 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	6.54%
C000054889 | Energy
Holdings [Line Items]
Percent of Total Investments	15.31%
C000054889 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	0.28%
C000054889 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.38%
C000054889 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.38%
C000054889 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.32%
C000054889 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.01%
C000054890 | Communications
Holdings [Line Items]
Percent of Total Investments	11.82%
C000054890 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.11%
C000054890 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.11%
C000054890 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	12.67%
C000054890 | Financial
Holdings [Line Items]
Percent of Total Investments	11.60%
C000054890 | Industrial
Holdings [Line Items]
Percent of Total Investments	12.02%
C000054890 | Information Technology
Holdings [Line Items]
Percent of Total Investments	0.10%
C000054890 | Technology
Holdings [Line Items]
Percent of Total Investments	4.72%
C000054890 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.87%
C000054890 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.76%
C000054890 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	6.54%
C000054890 | Energy
Holdings [Line Items]
Percent of Total Investments	15.31%
C000054890 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	0.28%
C000054890 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.38%
C000054890 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.38%
C000054890 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.32%
C000054890 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.01%
C000156623 | Communications
Holdings [Line Items]
Percent of Total Investments	11.82%
C000156623 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.11%
C000156623 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.11%
C000156623 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	12.67%
C000156623 | Financial
Holdings [Line Items]
Percent of Total Investments	11.60%
C000156623 | Industrial
Holdings [Line Items]
Percent of Total Investments	12.02%
C000156623 | Information Technology
Holdings [Line Items]
Percent of Total Investments	0.10%
C000156623 | Technology
Holdings [Line Items]
Percent of Total Investments	4.72%
C000156623 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.87%
C000156623 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.76%
C000156623 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	6.54%
C000156623 | Energy
Holdings [Line Items]
Percent of Total Investments	15.31%
C000156623 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	0.28%
C000156623 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.38%
C000156623 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.38%
C000156623 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.32%
C000156623 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.01%
C000156624 | Communications
Holdings [Line Items]
Percent of Total Investments	11.82%
C000156624 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.11%
C000156624 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.11%
C000156624 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	12.67%
C000156624 | Financial
Holdings [Line Items]
Percent of Total Investments	11.60%
C000156624 | Industrial
Holdings [Line Items]
Percent of Total Investments	12.02%
C000156624 | Information Technology
Holdings [Line Items]
Percent of Total Investments	0.10%
C000156624 | Technology
Holdings [Line Items]
Percent of Total Investments	4.72%
C000156624 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.87%
C000156624 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.76%
C000156624 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	6.54%
C000156624 | Energy
Holdings [Line Items]
Percent of Total Investments	15.31%
C000156624 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	0.28%
C000156624 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.38%
C000156624 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.38%
C000156624 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.32%
C000156624 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.01%
C000156625 | Communications
Holdings [Line Items]
Percent of Total Investments	11.82%
C000156625 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.11%
C000156625 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.11%
C000156625 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	12.67%
C000156625 | Financial
Holdings [Line Items]
Percent of Total Investments	11.60%
C000156625 | Industrial
Holdings [Line Items]
Percent of Total Investments	12.02%
C000156625 | Information Technology
Holdings [Line Items]
Percent of Total Investments	0.10%
C000156625 | Technology
Holdings [Line Items]
Percent of Total Investments	4.72%
C000156625 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.87%
C000156625 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.76%
C000156625 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	6.54%
C000156625 | Energy
Holdings [Line Items]
Percent of Total Investments	15.31%
C000156625 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	0.28%
C000156625 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.38%
C000156625 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.38%
C000156625 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.32%
C000156625 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.01%
C000020002 | Communications
Holdings [Line Items]
Percent of Total Investments	4.55%
C000020002 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.29%
C000020002 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.33%
C000020002 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	7.65%
C000020002 | Financial
Holdings [Line Items]
Percent of Total Investments	22.47%
C000020002 | Industrial
Holdings [Line Items]
Percent of Total Investments	4.68%
C000020002 | Technology
Holdings [Line Items]
Percent of Total Investments	5.26%
C000020002 | Utilities
Holdings [Line Items]
Percent of Total Investments	8.12%
C000020002 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.28%
C000020002 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.55%
C000020002 | Energy
Holdings [Line Items]
Percent of Total Investments	14.08%
C000020002 | Government
Holdings [Line Items]
Percent of Total Investments	4.27%
C000020002 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	10.37%
C000020002 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.24%
C000020002 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.55%
C000020002 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000020002 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.09%
C000020002 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	0.42%
C000020004 | Communications
Holdings [Line Items]
Percent of Total Investments	4.55%
C000020004 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.29%
C000020004 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.33%
C000020004 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	7.65%
C000020004 | Financial
Holdings [Line Items]
Percent of Total Investments	22.47%
C000020004 | Industrial
Holdings [Line Items]
Percent of Total Investments	4.68%
C000020004 | Technology
Holdings [Line Items]
Percent of Total Investments	5.26%
C000020004 | Utilities
Holdings [Line Items]
Percent of Total Investments	8.12%
C000020004 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.28%
C000020004 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.55%
C000020004 | Energy
Holdings [Line Items]
Percent of Total Investments	14.08%
C000020004 | Government
Holdings [Line Items]
Percent of Total Investments	4.27%
C000020004 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	10.37%
C000020004 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.24%
C000020004 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.55%
C000020004 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000020004 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.09%
C000020004 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	0.42%
C000054897 | Communications
Holdings [Line Items]
Percent of Total Investments	4.55%
C000054897 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.29%
C000054897 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.33%
C000054897 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	7.65%
C000054897 | Financial
Holdings [Line Items]
Percent of Total Investments	22.47%
C000054897 | Industrial
Holdings [Line Items]
Percent of Total Investments	4.68%
C000054897 | Technology
Holdings [Line Items]
Percent of Total Investments	5.26%
C000054897 | Utilities
Holdings [Line Items]
Percent of Total Investments	8.12%
C000054897 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.28%
C000054897 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.55%
C000054897 | Energy
Holdings [Line Items]
Percent of Total Investments	14.08%
C000054897 | Government
Holdings [Line Items]
Percent of Total Investments	4.27%
C000054897 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	10.37%
C000054897 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.24%
C000054897 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.55%
C000054897 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000054897 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.09%
C000054897 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	0.42%
C000188242 | Communications
Holdings [Line Items]
Percent of Total Investments	4.55%
C000188242 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.29%
C000188242 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.33%
C000188242 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	7.65%
C000188242 | Financial
Holdings [Line Items]
Percent of Total Investments	22.47%
C000188242 | Industrial
Holdings [Line Items]
Percent of Total Investments	4.68%
C000188242 | Technology
Holdings [Line Items]
Percent of Total Investments	5.26%
C000188242 | Utilities
Holdings [Line Items]
Percent of Total Investments	8.12%
C000188242 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.28%
C000188242 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.55%
C000188242 | Energy
Holdings [Line Items]
Percent of Total Investments	14.08%
C000188242 | Government
Holdings [Line Items]
Percent of Total Investments	4.27%
C000188242 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	10.37%
C000188242 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.24%
C000188242 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.55%
C000188242 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000188242 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.09%
C000188242 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	0.42%
C000020001 | Communications
Holdings [Line Items]
Percent of Total Investments	4.55%
C000020001 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.29%
C000020001 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.33%
C000020001 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	7.65%
C000020001 | Financial
Holdings [Line Items]
Percent of Total Investments	22.47%
C000020001 | Industrial
Holdings [Line Items]
Percent of Total Investments	4.68%
C000020001 | Technology
Holdings [Line Items]
Percent of Total Investments	5.26%
C000020001 | Utilities
Holdings [Line Items]
Percent of Total Investments	8.12%
C000020001 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.28%
C000020001 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.55%
C000020001 | Energy
Holdings [Line Items]
Percent of Total Investments	14.08%
C000020001 | Government
Holdings [Line Items]
Percent of Total Investments	4.27%
C000020001 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	10.37%
C000020001 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.24%
C000020001 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.55%
C000020001 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000020001 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.09%
C000020001 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	0.42%
C000054898 | Communications
Holdings [Line Items]
Percent of Total Investments	4.55%
C000054898 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.29%
C000054898 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.33%
C000054898 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	7.65%
C000054898 | Financial
Holdings [Line Items]
Percent of Total Investments	22.47%
C000054898 | Industrial
Holdings [Line Items]
Percent of Total Investments	4.68%
C000054898 | Technology
Holdings [Line Items]
Percent of Total Investments	5.26%
C000054898 | Utilities
Holdings [Line Items]
Percent of Total Investments	8.12%
C000054898 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.28%
C000054898 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.55%
C000054898 | Energy
Holdings [Line Items]
Percent of Total Investments	14.08%
C000054898 | Government
Holdings [Line Items]
Percent of Total Investments	4.27%
C000054898 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	10.37%
C000054898 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.24%
C000054898 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.55%
C000054898 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000054898 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.09%
C000054898 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	0.42%
C000054899 | Communications
Holdings [Line Items]
Percent of Total Investments	4.55%
C000054899 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.29%
C000054899 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.33%
C000054899 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	7.65%
C000054899 | Financial
Holdings [Line Items]
Percent of Total Investments	22.47%
C000054899 | Industrial
Holdings [Line Items]
Percent of Total Investments	4.68%
C000054899 | Technology
Holdings [Line Items]
Percent of Total Investments	5.26%
C000054899 | Utilities
Holdings [Line Items]
Percent of Total Investments	8.12%
C000054899 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.28%
C000054899 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.55%
C000054899 | Energy
Holdings [Line Items]
Percent of Total Investments	14.08%
C000054899 | Government
Holdings [Line Items]
Percent of Total Investments	4.27%
C000054899 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	10.37%
C000054899 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.24%
C000054899 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.55%
C000054899 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000054899 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.09%
C000054899 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	0.42%
C000156632 | Communications
Holdings [Line Items]
Percent of Total Investments	4.55%
C000156632 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.29%
C000156632 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.33%
C000156632 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	7.65%
C000156632 | Financial
Holdings [Line Items]
Percent of Total Investments	22.47%
C000156632 | Industrial
Holdings [Line Items]
Percent of Total Investments	4.68%
C000156632 | Technology
Holdings [Line Items]
Percent of Total Investments	5.26%
C000156632 | Utilities
Holdings [Line Items]
Percent of Total Investments	8.12%
C000156632 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.28%
C000156632 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.55%
C000156632 | Energy
Holdings [Line Items]
Percent of Total Investments	14.08%
C000156632 | Government
Holdings [Line Items]
Percent of Total Investments	4.27%
C000156632 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	10.37%
C000156632 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.24%
C000156632 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.55%
C000156632 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000156632 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.09%
C000156632 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	0.42%
C000156633 | Communications
Holdings [Line Items]
Percent of Total Investments	4.55%
C000156633 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.29%
C000156633 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.33%
C000156633 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	7.65%
C000156633 | Financial
Holdings [Line Items]
Percent of Total Investments	22.47%
C000156633 | Industrial
Holdings [Line Items]
Percent of Total Investments	4.68%
C000156633 | Technology
Holdings [Line Items]
Percent of Total Investments	5.26%
C000156633 | Utilities
Holdings [Line Items]
Percent of Total Investments	8.12%
C000156633 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.28%
C000156633 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.55%
C000156633 | Energy
Holdings [Line Items]
Percent of Total Investments	14.08%
C000156633 | Government
Holdings [Line Items]
Percent of Total Investments	4.27%
C000156633 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	10.37%
C000156633 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.24%
C000156633 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.55%
C000156633 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000156633 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.09%
C000156633 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	0.42%
C000156634 | Communications
Holdings [Line Items]
Percent of Total Investments	4.55%
C000156634 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.29%
C000156634 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.33%
C000156634 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	7.65%
C000156634 | Financial
Holdings [Line Items]
Percent of Total Investments	22.47%
C000156634 | Industrial
Holdings [Line Items]
Percent of Total Investments	4.68%
C000156634 | Technology
Holdings [Line Items]
Percent of Total Investments	5.26%
C000156634 | Utilities
Holdings [Line Items]
Percent of Total Investments	8.12%
C000156634 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.28%
C000156634 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.55%
C000156634 | Energy
Holdings [Line Items]
Percent of Total Investments	14.08%
C000156634 | Government
Holdings [Line Items]
Percent of Total Investments	4.27%
C000156634 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	10.37%
C000156634 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.24%
C000156634 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.55%
C000156634 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000156634 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.09%
C000156634 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	0.42%
C000099493 | Communications
Holdings [Line Items]
Percent of Total Investments	1.74%
C000099493 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.56%
C000099493 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	1.06%
C000099493 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.11%
C000099493 | Financial
Holdings [Line Items]
Percent of Total Investments	25.95%
C000099493 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.62%
C000099493 | Technology
Holdings [Line Items]
Percent of Total Investments	1.37%
C000099493 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.03%
C000099493 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.30%
C000099493 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	23.64%
C000099493 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.94%
C000099493 | Energy
Holdings [Line Items]
Percent of Total Investments	10.90%
C000099493 | Government
Holdings [Line Items]
Percent of Total Investments	0.96%
C000099493 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	13.82%
C000099494 | Communications
Holdings [Line Items]
Percent of Total Investments	1.74%
C000099494 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.56%
C000099494 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	1.06%
C000099494 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.11%
C000099494 | Financial
Holdings [Line Items]
Percent of Total Investments	25.95%
C000099494 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.62%
C000099494 | Technology
Holdings [Line Items]
Percent of Total Investments	1.37%
C000099494 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.03%
C000099494 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.30%
C000099494 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	23.64%
C000099494 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.94%
C000099494 | Energy
Holdings [Line Items]
Percent of Total Investments	10.90%
C000099494 | Government
Holdings [Line Items]
Percent of Total Investments	0.96%
C000099494 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	13.82%
C000099495 | Communications
Holdings [Line Items]
Percent of Total Investments	1.74%
C000099495 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.56%
C000099495 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	1.06%
C000099495 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.11%
C000099495 | Financial
Holdings [Line Items]
Percent of Total Investments	25.95%
C000099495 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.62%
C000099495 | Technology
Holdings [Line Items]
Percent of Total Investments	1.37%
C000099495 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.03%
C000099495 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.30%
C000099495 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	23.64%
C000099495 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.94%
C000099495 | Energy
Holdings [Line Items]
Percent of Total Investments	10.90%
C000099495 | Government
Holdings [Line Items]
Percent of Total Investments	0.96%
C000099495 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	13.82%
C000188254 | Communications
Holdings [Line Items]
Percent of Total Investments	1.74%
C000188254 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.56%
C000188254 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	1.06%
C000188254 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.11%
C000188254 | Financial
Holdings [Line Items]
Percent of Total Investments	25.95%
C000188254 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.62%
C000188254 | Technology
Holdings [Line Items]
Percent of Total Investments	1.37%
C000188254 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.03%
C000188254 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.30%
C000188254 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	23.64%
C000188254 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.94%
C000188254 | Energy
Holdings [Line Items]
Percent of Total Investments	10.90%
C000188254 | Government
Holdings [Line Items]
Percent of Total Investments	0.96%
C000188254 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	13.82%
C000099496 | Communications
Holdings [Line Items]
Percent of Total Investments	1.74%
C000099496 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.56%
C000099496 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	1.06%
C000099496 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.11%
C000099496 | Financial
Holdings [Line Items]
Percent of Total Investments	25.95%
C000099496 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.62%
C000099496 | Technology
Holdings [Line Items]
Percent of Total Investments	1.37%
C000099496 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.03%
C000099496 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.30%
C000099496 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	23.64%
C000099496 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.94%
C000099496 | Energy
Holdings [Line Items]
Percent of Total Investments	10.90%
C000099496 | Government
Holdings [Line Items]
Percent of Total Investments	0.96%
C000099496 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	13.82%
C000099497 | Communications
Holdings [Line Items]
Percent of Total Investments	1.74%
C000099497 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.56%
C000099497 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	1.06%
C000099497 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.11%
C000099497 | Financial
Holdings [Line Items]
Percent of Total Investments	25.95%
C000099497 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.62%
C000099497 | Technology
Holdings [Line Items]
Percent of Total Investments	1.37%
C000099497 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.03%
C000099497 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.30%
C000099497 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	23.64%
C000099497 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.94%
C000099497 | Energy
Holdings [Line Items]
Percent of Total Investments	10.90%
C000099497 | Government
Holdings [Line Items]
Percent of Total Investments	0.96%
C000099497 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	13.82%
C000099498 | Communications
Holdings [Line Items]
Percent of Total Investments	1.74%
C000099498 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.56%
C000099498 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	1.06%
C000099498 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.11%
C000099498 | Financial
Holdings [Line Items]
Percent of Total Investments	25.95%
C000099498 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.62%
C000099498 | Technology
Holdings [Line Items]
Percent of Total Investments	1.37%
C000099498 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.03%
C000099498 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.30%
C000099498 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	23.64%
C000099498 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.94%
C000099498 | Energy
Holdings [Line Items]
Percent of Total Investments	10.90%
C000099498 | Government
Holdings [Line Items]
Percent of Total Investments	0.96%
C000099498 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	13.82%
C000156650 | Communications
Holdings [Line Items]
Percent of Total Investments	1.74%
C000156650 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.56%
C000156650 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	1.06%
C000156650 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.11%
C000156650 | Financial
Holdings [Line Items]
Percent of Total Investments	25.95%
C000156650 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.62%
C000156650 | Technology
Holdings [Line Items]
Percent of Total Investments	1.37%
C000156650 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.03%
C000156650 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.30%
C000156650 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	23.64%
C000156650 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.94%
C000156650 | Energy
Holdings [Line Items]
Percent of Total Investments	10.90%
C000156650 | Government
Holdings [Line Items]
Percent of Total Investments	0.96%
C000156650 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	13.82%
C000156651 | Communications
Holdings [Line Items]
Percent of Total Investments	1.74%
C000156651 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.56%
C000156651 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	1.06%
C000156651 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.11%
C000156651 | Financial
Holdings [Line Items]
Percent of Total Investments	25.95%
C000156651 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.62%
C000156651 | Technology
Holdings [Line Items]
Percent of Total Investments	1.37%
C000156651 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.03%
C000156651 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.30%
C000156651 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	23.64%
C000156651 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.94%
C000156651 | Energy
Holdings [Line Items]
Percent of Total Investments	10.90%
C000156651 | Government
Holdings [Line Items]
Percent of Total Investments	0.96%
C000156651 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	13.82%
C000156652 | Communications
Holdings [Line Items]
Percent of Total Investments	1.74%
C000156652 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.56%
C000156652 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	1.06%
C000156652 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.11%
C000156652 | Financial
Holdings [Line Items]
Percent of Total Investments	25.95%
C000156652 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.62%
C000156652 | Technology
Holdings [Line Items]
Percent of Total Investments	1.37%
C000156652 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.03%
C000156652 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.30%
C000156652 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	23.64%
C000156652 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.94%
C000156652 | Energy
Holdings [Line Items]
Percent of Total Investments	10.90%
C000156652 | Government
Holdings [Line Items]
Percent of Total Investments	0.96%
C000156652 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	13.82%
C000020006 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020006 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	10.12%
C000020006 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.52%
C000020006 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	14.63%
C000020006 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.04%
C000020006 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.44%
C000020006 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.24%
C000020006 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	0.21%
C000020006 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	0.83%
C000020006 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	15.41%
C000020006 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.65%
C000020006 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	11.40%
C000020006 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.25%
C000020006 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.69%
C000020006 | AssetLord Abbett Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.55%
C000020006 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.02%
C000020008 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020008 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	10.12%
C000020008 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.52%
C000020008 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	14.63%
C000020008 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.04%
C000020008 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.44%
C000020008 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.24%
C000020008 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	0.21%
C000020008 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	0.83%
C000020008 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	15.41%
C000020008 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.65%
C000020008 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	11.40%
C000020008 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.25%
C000020008 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.69%
C000020008 | AssetLord Abbett Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.55%
C000020008 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.02%
C000054900 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054900 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	10.12%
C000054900 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.52%
C000054900 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	14.63%
C000054900 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.04%
C000054900 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.44%
C000054900 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.24%
C000054900 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	0.21%
C000054900 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	0.83%
C000054900 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	15.41%
C000054900 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.65%
C000054900 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	11.40%
C000054900 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.25%
C000054900 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.69%
C000054900 | AssetLord Abbett Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.55%
C000054900 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.02%
C000188244 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000188244 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	10.12%
C000188244 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.52%
C000188244 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	14.63%
C000188244 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.04%
C000188244 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.44%
C000188244 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.24%
C000188244 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	0.21%
C000188244 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	0.83%
C000188244 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	15.41%
C000188244 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.65%
C000188244 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	11.40%
C000188244 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.25%
C000188244 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.69%
C000188244 | AssetLord Abbett Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.55%
C000188244 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.02%
C000020005 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020005 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	10.12%
C000020005 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.52%
C000020005 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	14.63%
C000020005 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.04%
C000020005 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.44%
C000020005 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.24%
C000020005 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	0.21%
C000020005 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	0.83%
C000020005 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	15.41%
C000020005 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.65%
C000020005 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	11.40%
C000020005 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.25%
C000020005 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.69%
C000020005 | AssetLord Abbett Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.55%
C000020005 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.02%
C000020009 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020009 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	10.12%
C000020009 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.52%
C000020009 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	14.63%
C000020009 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.04%
C000020009 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.44%
C000020009 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.24%
C000020009 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	0.21%
C000020009 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	0.83%
C000020009 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	15.41%
C000020009 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.65%
C000020009 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	11.40%
C000020009 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.25%
C000020009 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.69%
C000020009 | AssetLord Abbett Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.55%
C000020009 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.02%
C000054901 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054901 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	10.12%
C000054901 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.52%
C000054901 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	14.63%
C000054901 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.04%
C000054901 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.44%
C000054901 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.24%
C000054901 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	0.21%
C000054901 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	0.83%
C000054901 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	15.41%
C000054901 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.65%
C000054901 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	11.40%
C000054901 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.25%
C000054901 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.69%
C000054901 | AssetLord Abbett Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.55%
C000054901 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.02%
C000054902 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054902 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	10.12%
C000054902 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.52%
C000054902 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	14.63%
C000054902 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.04%
C000054902 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.44%
C000054902 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.24%
C000054902 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	0.21%
C000054902 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	0.83%
C000054902 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	15.41%
C000054902 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.65%
C000054902 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	11.40%
C000054902 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.25%
C000054902 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.69%
C000054902 | AssetLord Abbett Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.55%
C000054902 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.02%
C000156635 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156635 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	10.12%
C000156635 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.52%
C000156635 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	14.63%
C000156635 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.04%
C000156635 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.44%
C000156635 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.24%
C000156635 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	0.21%
C000156635 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	0.83%
C000156635 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	15.41%
C000156635 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.65%
C000156635 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	11.40%
C000156635 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.25%
C000156635 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.69%
C000156635 | AssetLord Abbett Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.55%
C000156635 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.02%
C000156636 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156636 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	10.12%
C000156636 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.52%
C000156636 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	14.63%
C000156636 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.04%
C000156636 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.44%
C000156636 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.24%
C000156636 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	0.21%
C000156636 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	0.83%
C000156636 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	15.41%
C000156636 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.65%
C000156636 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	11.40%
C000156636 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.25%
C000156636 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.69%
C000156636 | AssetLord Abbett Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.55%
C000156636 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.02%
C000156637 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156637 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	10.12%
C000156637 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.52%
C000156637 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	14.63%
C000156637 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.04%
C000156637 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.44%
C000156637 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.24%
C000156637 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	0.21%
C000156637 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	0.83%
C000156637 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	15.41%
C000156637 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.65%
C000156637 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	11.40%
C000156637 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.25%
C000156637 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.69%
C000156637 | AssetLord Abbett Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.55%
C000156637 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.02%
C000020010 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020010 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	5.67%
C000020010 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.27%
C000020010 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	32.39%
C000020010 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	7.69%
C000020010 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.90%
C000020010 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.60%
C000020010 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	0.22%
C000020010 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	0.91%
C000020010 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.52%
C000020010 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	7.86%
C000020010 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	6.47%
C000020010 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.68%
C000020010 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.65%
C000020010 | AssetLord Abbett Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.17%
C000020012 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020012 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	5.67%
C000020012 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.27%
C000020012 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	32.39%
C000020012 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	7.69%
C000020012 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.90%
C000020012 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.60%
C000020012 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	0.22%
C000020012 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	0.91%
C000020012 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.52%
C000020012 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	7.86%
C000020012 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	6.47%
C000020012 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.68%
C000020012 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.65%
C000020012 | AssetLord Abbett Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.17%
C000054903 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054903 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	5.67%
C000054903 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.27%
C000054903 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	32.39%
C000054903 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	7.69%
C000054903 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.90%
C000054903 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.60%
C000054903 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	0.22%
C000054903 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	0.91%
C000054903 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.52%
C000054903 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	7.86%
C000054903 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	6.47%
C000054903 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.68%
C000054903 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.65%
C000054903 | AssetLord Abbett Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.17%
C000188246 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000188246 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	5.67%
C000188246 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.27%
C000188246 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	32.39%
C000188246 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	7.69%
C000188246 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.90%
C000188246 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.60%
C000188246 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	0.22%
C000188246 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	0.91%
C000188246 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.52%
C000188246 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	7.86%
C000188246 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	6.47%
C000188246 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.68%
C000188246 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.65%
C000188246 | AssetLord Abbett Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.17%
C000020014 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020014 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	5.67%
C000020014 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.27%
C000020014 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	32.39%
C000020014 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	7.69%
C000020014 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.90%
C000020014 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.60%
C000020014 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	0.22%
C000020014 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	0.91%
C000020014 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.52%
C000020014 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	7.86%
C000020014 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	6.47%
C000020014 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.68%
C000020014 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.65%
C000020014 | AssetLord Abbett Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.17%
C000054904 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054904 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	5.67%
C000054904 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.27%
C000054904 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	32.39%
C000054904 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	7.69%
C000054904 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.90%
C000054904 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.60%
C000054904 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	0.22%
C000054904 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	0.91%
C000054904 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.52%
C000054904 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	7.86%
C000054904 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	6.47%
C000054904 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.68%
C000054904 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.65%
C000054904 | AssetLord Abbett Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.17%
C000054905 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054905 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	5.67%
C000054905 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.27%
C000054905 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	32.39%
C000054905 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	7.69%
C000054905 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.90%
C000054905 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.60%
C000054905 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	0.22%
C000054905 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	0.91%
C000054905 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.52%
C000054905 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	7.86%
C000054905 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	6.47%
C000054905 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.68%
C000054905 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.65%
C000054905 | AssetLord Abbett Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.17%
C000156638 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156638 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	5.67%
C000156638 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.27%
C000156638 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	32.39%
C000156638 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	7.69%
C000156638 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.90%
C000156638 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.60%
C000156638 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	0.22%
C000156638 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	0.91%
C000156638 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.52%
C000156638 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	7.86%
C000156638 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	6.47%
C000156638 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.68%
C000156638 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.65%
C000156638 | AssetLord Abbett Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.17%
C000156639 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156639 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	5.67%
C000156639 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.27%
C000156639 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	32.39%
C000156639 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	7.69%
C000156639 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.90%
C000156639 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.60%
C000156639 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	0.22%
C000156639 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	0.91%
C000156639 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.52%
C000156639 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	7.86%
C000156639 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	6.47%
C000156639 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.68%
C000156639 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.65%
C000156639 | AssetLord Abbett Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.17%
C000156640 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156640 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	5.67%
C000156640 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.27%
C000156640 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	32.39%
C000156640 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	7.69%
C000156640 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.90%
C000156640 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.60%
C000156640 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	0.22%
C000156640 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	0.91%
C000156640 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.52%
C000156640 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	7.86%
C000156640 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	6.47%
C000156640 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.68%
C000156640 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.65%
C000156640 | AssetLord Abbett Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.17%
C000180461 | Communications
Holdings [Line Items]
Percent of Total Investments	1.38%
C000180461 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.44%
C000180461 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.98%
C000180461 | Financial
Holdings [Line Items]
Percent of Total Investments	24.52%
C000180461 | Industrial
Holdings [Line Items]
Percent of Total Investments	3.38%
C000180461 | Technology
Holdings [Line Items]
Percent of Total Investments	2.12%
C000180461 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.14%
C000180461 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.34%
C000180461 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.62%
C000180461 | Energy
Holdings [Line Items]
Percent of Total Investments	4.99%
C000180461 | Government
Holdings [Line Items]
Percent of Total Investments	21.03%
C000180461 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	5.98%
C000180461 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	19.84%
C000180461 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.07%
C000180461 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000180461 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Total Investments	0.16%
C000180462 | Communications
Holdings [Line Items]
Percent of Total Investments	1.38%
C000180462 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.44%
C000180462 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.98%
C000180462 | Financial
Holdings [Line Items]
Percent of Total Investments	24.52%
C000180462 | Industrial
Holdings [Line Items]
Percent of Total Investments	3.38%
C000180462 | Technology
Holdings [Line Items]
Percent of Total Investments	2.12%
C000180462 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.14%
C000180462 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.34%
C000180462 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.62%
C000180462 | Energy
Holdings [Line Items]
Percent of Total Investments	4.99%
C000180462 | Government
Holdings [Line Items]
Percent of Total Investments	21.03%
C000180462 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	5.98%
C000180462 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	19.84%
C000180462 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.07%
C000180462 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000180462 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Total Investments	0.16%
C000180463 | Communications
Holdings [Line Items]
Percent of Total Investments	1.38%
C000180463 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.44%
C000180463 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.98%
C000180463 | Financial
Holdings [Line Items]
Percent of Total Investments	24.52%
C000180463 | Industrial
Holdings [Line Items]
Percent of Total Investments	3.38%
C000180463 | Technology
Holdings [Line Items]
Percent of Total Investments	2.12%
C000180463 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.14%
C000180463 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.34%
C000180463 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.62%
C000180463 | Energy
Holdings [Line Items]
Percent of Total Investments	4.99%
C000180463 | Government
Holdings [Line Items]
Percent of Total Investments	21.03%
C000180463 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	5.98%
C000180463 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	19.84%
C000180463 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.07%
C000180463 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000180463 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Total Investments	0.16%
C000180464 | Communications
Holdings [Line Items]
Percent of Total Investments	1.38%
C000180464 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.44%
C000180464 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.98%
C000180464 | Financial
Holdings [Line Items]
Percent of Total Investments	24.52%
C000180464 | Industrial
Holdings [Line Items]
Percent of Total Investments	3.38%
C000180464 | Technology
Holdings [Line Items]
Percent of Total Investments	2.12%
C000180464 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.14%
C000180464 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.34%
C000180464 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.62%
C000180464 | Energy
Holdings [Line Items]
Percent of Total Investments	4.99%
C000180464 | Government
Holdings [Line Items]
Percent of Total Investments	21.03%
C000180464 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	5.98%
C000180464 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	19.84%
C000180464 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.07%
C000180464 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000180464 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Total Investments	0.16%
C000180465 | Communications
Holdings [Line Items]
Percent of Total Investments	1.38%
C000180465 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.44%
C000180465 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.98%
C000180465 | Financial
Holdings [Line Items]
Percent of Total Investments	24.52%
C000180465 | Industrial
Holdings [Line Items]
Percent of Total Investments	3.38%
C000180465 | Technology
Holdings [Line Items]
Percent of Total Investments	2.12%
C000180465 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.14%
C000180465 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.34%
C000180465 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.62%
C000180465 | Energy
Holdings [Line Items]
Percent of Total Investments	4.99%
C000180465 | Government
Holdings [Line Items]
Percent of Total Investments	21.03%
C000180465 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	5.98%
C000180465 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	19.84%
C000180465 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.07%
C000180465 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000180465 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Total Investments	0.16%
C000180467 | Communications
Holdings [Line Items]
Percent of Total Investments	1.38%
C000180467 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.44%
C000180467 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.98%
C000180467 | Financial
Holdings [Line Items]
Percent of Total Investments	24.52%
C000180467 | Industrial
Holdings [Line Items]
Percent of Total Investments	3.38%
C000180467 | Technology
Holdings [Line Items]
Percent of Total Investments	2.12%
C000180467 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.14%
C000180467 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.34%
C000180467 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.62%
C000180467 | Energy
Holdings [Line Items]
Percent of Total Investments	4.99%
C000180467 | Government
Holdings [Line Items]
Percent of Total Investments	21.03%
C000180467 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	5.98%
C000180467 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	19.84%
C000180467 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.07%
C000180467 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000180467 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Total Investments	0.16%
C000180468 | Communications
Holdings [Line Items]
Percent of Total Investments	1.38%
C000180468 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.44%
C000180468 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.98%
C000180468 | Financial
Holdings [Line Items]
Percent of Total Investments	24.52%
C000180468 | Industrial
Holdings [Line Items]
Percent of Total Investments	3.38%
C000180468 | Technology
Holdings [Line Items]
Percent of Total Investments	2.12%
C000180468 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.14%
C000180468 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.34%
C000180468 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.62%
C000180468 | Energy
Holdings [Line Items]
Percent of Total Investments	4.99%
C000180468 | Government
Holdings [Line Items]
Percent of Total Investments	21.03%
C000180468 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	5.98%
C000180468 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	19.84%
C000180468 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.07%
C000180468 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000180468 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Total Investments	0.16%
C000180469 | Communications
Holdings [Line Items]
Percent of Total Investments	1.38%
C000180469 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.44%
C000180469 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.98%
C000180469 | Financial
Holdings [Line Items]
Percent of Total Investments	24.52%
C000180469 | Industrial
Holdings [Line Items]
Percent of Total Investments	3.38%
C000180469 | Technology
Holdings [Line Items]
Percent of Total Investments	2.12%
C000180469 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.14%
C000180469 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.34%
C000180469 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.62%
C000180469 | Energy
Holdings [Line Items]
Percent of Total Investments	4.99%
C000180469 | Government
Holdings [Line Items]
Percent of Total Investments	21.03%
C000180469 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	5.98%
C000180469 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	19.84%
C000180469 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.07%
C000180469 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000180469 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Total Investments	0.16%
C000180470 | Communications
Holdings [Line Items]
Percent of Total Investments	1.38%
C000180470 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.44%
C000180470 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.98%
C000180470 | Financial
Holdings [Line Items]
Percent of Total Investments	24.52%
C000180470 | Industrial
Holdings [Line Items]
Percent of Total Investments	3.38%
C000180470 | Technology
Holdings [Line Items]
Percent of Total Investments	2.12%
C000180470 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.14%
C000180470 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.34%
C000180470 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.62%
C000180470 | Energy
Holdings [Line Items]
Percent of Total Investments	4.99%
C000180470 | Government
Holdings [Line Items]
Percent of Total Investments	21.03%
C000180470 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	5.98%
C000180470 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	19.84%
C000180470 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.07%
C000180470 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000180470 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Total Investments	0.16%
C000019992 | Communications
Holdings [Line Items]
Percent of Total Investments	2.31%
C000019992 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.94%
C000019992 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.32%
C000019992 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.93%
C000019992 | Financial
Holdings [Line Items]
Percent of Total Investments	24.18%
C000019992 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.76%
C000019992 | Technology
Holdings [Line Items]
Percent of Total Investments	1.66%
C000019992 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.90%
C000019992 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.47%
C000019992 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.80%
C000019992 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	2.09%
C000019992 | Energy
Holdings [Line Items]
Percent of Total Investments	9.20%
C000019992 | Government
Holdings [Line Items]
Percent of Total Investments	3.54%
C000019992 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	13.67%
C000019992 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.14%
C000019992 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.02%
C000019992 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	0.07%
C000019994 | Communications
Holdings [Line Items]
Percent of Total Investments	2.31%
C000019994 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.94%
C000019994 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.32%
C000019994 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.93%
C000019994 | Financial
Holdings [Line Items]
Percent of Total Investments	24.18%
C000019994 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.76%
C000019994 | Technology
Holdings [Line Items]
Percent of Total Investments	1.66%
C000019994 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.90%
C000019994 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.47%
C000019994 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.80%
C000019994 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	2.09%
C000019994 | Energy
Holdings [Line Items]
Percent of Total Investments	9.20%
C000019994 | Government
Holdings [Line Items]
Percent of Total Investments	3.54%
C000019994 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	13.67%
C000019994 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.14%
C000019994 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.02%
C000019994 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	0.07%
C000054891 | Communications
Holdings [Line Items]
Percent of Total Investments	2.31%
C000054891 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.94%
C000054891 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.32%
C000054891 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.93%
C000054891 | Financial
Holdings [Line Items]
Percent of Total Investments	24.18%
C000054891 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.76%
C000054891 | Technology
Holdings [Line Items]
Percent of Total Investments	1.66%
C000054891 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.90%
C000054891 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.47%
C000054891 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.80%
C000054891 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	2.09%
C000054891 | Energy
Holdings [Line Items]
Percent of Total Investments	9.20%
C000054891 | Government
Holdings [Line Items]
Percent of Total Investments	3.54%
C000054891 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	13.67%
C000054891 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.14%
C000054891 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.02%
C000054891 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	0.07%
C000188238 | Communications
Holdings [Line Items]
Percent of Total Investments	2.31%
C000188238 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.94%
C000188238 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.32%
C000188238 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.93%
C000188238 | Financial
Holdings [Line Items]
Percent of Total Investments	24.18%
C000188238 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.76%
C000188238 | Technology
Holdings [Line Items]
Percent of Total Investments	1.66%
C000188238 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.90%
C000188238 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.47%
C000188238 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.80%
C000188238 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	2.09%
C000188238 | Energy
Holdings [Line Items]
Percent of Total Investments	9.20%
C000188238 | Government
Holdings [Line Items]
Percent of Total Investments	3.54%
C000188238 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	13.67%
C000188238 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.14%
C000188238 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.02%
C000188238 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	0.07%
C000019991 | Communications
Holdings [Line Items]
Percent of Total Investments	2.31%
C000019991 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.94%
C000019991 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.32%
C000019991 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.93%
C000019991 | Financial
Holdings [Line Items]
Percent of Total Investments	24.18%
C000019991 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.76%
C000019991 | Technology
Holdings [Line Items]
Percent of Total Investments	1.66%
C000019991 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.90%
C000019991 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.47%
C000019991 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.80%
C000019991 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	2.09%
C000019991 | Energy
Holdings [Line Items]
Percent of Total Investments	9.20%
C000019991 | Government
Holdings [Line Items]
Percent of Total Investments	3.54%
C000019991 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	13.67%
C000019991 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.14%
C000019991 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.02%
C000019991 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	0.07%
C000054892 | Communications
Holdings [Line Items]
Percent of Total Investments	2.31%
C000054892 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.94%
C000054892 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.32%
C000054892 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.93%
C000054892 | Financial
Holdings [Line Items]
Percent of Total Investments	24.18%
C000054892 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.76%
C000054892 | Technology
Holdings [Line Items]
Percent of Total Investments	1.66%
C000054892 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.90%
C000054892 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.47%
C000054892 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.80%
C000054892 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	2.09%
C000054892 | Energy
Holdings [Line Items]
Percent of Total Investments	9.20%
C000054892 | Government
Holdings [Line Items]
Percent of Total Investments	3.54%
C000054892 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	13.67%
C000054892 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.14%
C000054892 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.02%
C000054892 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	0.07%
C000054893 | Communications
Holdings [Line Items]
Percent of Total Investments	2.31%
C000054893 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.94%
C000054893 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.32%
C000054893 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.93%
C000054893 | Financial
Holdings [Line Items]
Percent of Total Investments	24.18%
C000054893 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.76%
C000054893 | Technology
Holdings [Line Items]
Percent of Total Investments	1.66%
C000054893 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.90%
C000054893 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.47%
C000054893 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.80%
C000054893 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	2.09%
C000054893 | Energy
Holdings [Line Items]
Percent of Total Investments	9.20%
C000054893 | Government
Holdings [Line Items]
Percent of Total Investments	3.54%
C000054893 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	13.67%
C000054893 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.14%
C000054893 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.02%
C000054893 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	0.07%
C000156626 | Communications
Holdings [Line Items]
Percent of Total Investments	2.31%
C000156626 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.94%
C000156626 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.32%
C000156626 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.93%
C000156626 | Financial
Holdings [Line Items]
Percent of Total Investments	24.18%
C000156626 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.76%
C000156626 | Technology
Holdings [Line Items]
Percent of Total Investments	1.66%
C000156626 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.90%
C000156626 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.47%
C000156626 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.80%
C000156626 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	2.09%
C000156626 | Energy
Holdings [Line Items]
Percent of Total Investments	9.20%
C000156626 | Government
Holdings [Line Items]
Percent of Total Investments	3.54%
C000156626 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	13.67%
C000156626 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.14%
C000156626 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.02%
C000156626 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	0.07%
C000156627 | Communications
Holdings [Line Items]
Percent of Total Investments	2.31%
C000156627 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.94%
C000156627 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.32%
C000156627 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.93%
C000156627 | Financial
Holdings [Line Items]
Percent of Total Investments	24.18%
C000156627 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.76%
C000156627 | Technology
Holdings [Line Items]
Percent of Total Investments	1.66%
C000156627 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.90%
C000156627 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.47%
C000156627 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.80%
C000156627 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	2.09%
C000156627 | Energy
Holdings [Line Items]
Percent of Total Investments	9.20%
C000156627 | Government
Holdings [Line Items]
Percent of Total Investments	3.54%
C000156627 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	13.67%
C000156627 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.14%
C000156627 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.02%
C000156627 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	0.07%
C000156628 | Communications
Holdings [Line Items]
Percent of Total Investments	2.31%
C000156628 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.94%
C000156628 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.32%
C000156628 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.93%
C000156628 | Financial
Holdings [Line Items]
Percent of Total Investments	24.18%
C000156628 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.76%
C000156628 | Technology
Holdings [Line Items]
Percent of Total Investments	1.66%
C000156628 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.90%
C000156628 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.47%
C000156628 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.80%
C000156628 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	2.09%
C000156628 | Energy
Holdings [Line Items]
Percent of Total Investments	9.20%
C000156628 | Government
Holdings [Line Items]
Percent of Total Investments	3.54%
C000156628 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	13.67%
C000156628 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.14%
C000156628 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.02%
C000156628 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	0.07%
C000173880 | Communications
Holdings [Line Items]
Percent of Total Investments	0.11%
C000173880 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.85%
C000173880 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.00%
C000173880 | Financial
Holdings [Line Items]
Percent of Total Investments	38.98%
C000173880 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.70%
C000173880 | Technology
Holdings [Line Items]
Percent of Total Investments	1.92%
C000173880 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.18%
C000173880 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.27%
C000173880 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	26.17%
C000173880 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	0.40%
C000173880 | Energy
Holdings [Line Items]
Percent of Total Investments	1.55%
C000173880 | Government
Holdings [Line Items]
Percent of Total Investments	3.37%
C000173880 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	3.49%
C000173880 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.15%
C000173880 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.02%
C000173880 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	8.84%
C000213736 | Communications
Holdings [Line Items]
Percent of Total Investments	0.11%
C000213736 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.85%
C000213736 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.00%
C000213736 | Financial
Holdings [Line Items]
Percent of Total Investments	38.98%
C000213736 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.70%
C000213736 | Technology
Holdings [Line Items]
Percent of Total Investments	1.92%
C000213736 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.18%
C000213736 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.27%
C000213736 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	26.17%
C000213736 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	0.40%
C000213736 | Energy
Holdings [Line Items]
Percent of Total Investments	1.55%
C000213736 | Government
Holdings [Line Items]
Percent of Total Investments	3.37%
C000213736 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	3.49%
C000213736 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.15%
C000213736 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.02%
C000213736 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	8.84%
C000173881 | Communications
Holdings [Line Items]
Percent of Total Investments	0.11%
C000173881 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.85%
C000173881 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.00%
C000173881 | Financial
Holdings [Line Items]
Percent of Total Investments	38.98%
C000173881 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.70%
C000173881 | Technology
Holdings [Line Items]
Percent of Total Investments	1.92%
C000173881 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.18%
C000173881 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.27%
C000173881 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	26.17%
C000173881 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	0.40%
C000173881 | Energy
Holdings [Line Items]
Percent of Total Investments	1.55%
C000173881 | Government
Holdings [Line Items]
Percent of Total Investments	3.37%
C000173881 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	3.49%
C000173881 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.15%
C000173881 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.02%
C000173881 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	8.84%
C000188258 | Communications
Holdings [Line Items]
Percent of Total Investments	0.11%
C000188258 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.85%
C000188258 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.00%
C000188258 | Financial
Holdings [Line Items]
Percent of Total Investments	38.98%
C000188258 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.70%
C000188258 | Technology
Holdings [Line Items]
Percent of Total Investments	1.92%
C000188258 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.18%
C000188258 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.27%
C000188258 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	26.17%
C000188258 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	0.40%
C000188258 | Energy
Holdings [Line Items]
Percent of Total Investments	1.55%
C000188258 | Government
Holdings [Line Items]
Percent of Total Investments	3.37%
C000188258 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	3.49%
C000188258 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.15%
C000188258 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.02%
C000188258 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	8.84%
C000173882 | Communications
Holdings [Line Items]
Percent of Total Investments	0.11%
C000173882 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.85%
C000173882 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.00%
C000173882 | Financial
Holdings [Line Items]
Percent of Total Investments	38.98%
C000173882 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.70%
C000173882 | Technology
Holdings [Line Items]
Percent of Total Investments	1.92%
C000173882 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.18%
C000173882 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.27%
C000173882 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	26.17%
C000173882 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	0.40%
C000173882 | Energy
Holdings [Line Items]
Percent of Total Investments	1.55%
C000173882 | Government
Holdings [Line Items]
Percent of Total Investments	3.37%
C000173882 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	3.49%
C000173882 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.15%
C000173882 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.02%
C000173882 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	8.84%
C000173883 | Communications
Holdings [Line Items]
Percent of Total Investments	0.11%
C000173883 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.85%
C000173883 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.00%
C000173883 | Financial
Holdings [Line Items]
Percent of Total Investments	38.98%
C000173883 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.70%
C000173883 | Technology
Holdings [Line Items]
Percent of Total Investments	1.92%
C000173883 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.18%
C000173883 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.27%
C000173883 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	26.17%
C000173883 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	0.40%
C000173883 | Energy
Holdings [Line Items]
Percent of Total Investments	1.55%
C000173883 | Government
Holdings [Line Items]
Percent of Total Investments	3.37%
C000173883 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	3.49%
C000173883 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.15%
C000173883 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.02%
C000173883 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	8.84%
C000173884 | Communications
Holdings [Line Items]
Percent of Total Investments	0.11%
C000173884 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.85%
C000173884 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.00%
C000173884 | Financial
Holdings [Line Items]
Percent of Total Investments	38.98%
C000173884 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.70%
C000173884 | Technology
Holdings [Line Items]
Percent of Total Investments	1.92%
C000173884 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.18%
C000173884 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.27%
C000173884 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	26.17%
C000173884 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	0.40%
C000173884 | Energy
Holdings [Line Items]
Percent of Total Investments	1.55%
C000173884 | Government
Holdings [Line Items]
Percent of Total Investments	3.37%
C000173884 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	3.49%
C000173884 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.15%
C000173884 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.02%
C000173884 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	8.84%
C000019995 | Communications
Holdings [Line Items]
Percent of Total Investments	1.67%
C000019995 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.73%
C000019995 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.37%
C000019995 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.36%
C000019995 | Financial
Holdings [Line Items]
Percent of Total Investments	13.88%
C000019995 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.03%
C000019995 | Technology
Holdings [Line Items]
Percent of Total Investments	1.23%
C000019995 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.09%
C000019995 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.71%
C000019995 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	14.10%
C000019995 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.83%
C000019995 | Energy
Holdings [Line Items]
Percent of Total Investments	5.27%
C000019995 | Government
Holdings [Line Items]
Percent of Total Investments	15.70%
C000019995 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	31.34%
C000019995 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.10%
C000019995 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.46%
C000019995 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.05%
C000019995 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.08%
C000019997 | Communications
Holdings [Line Items]
Percent of Total Investments	1.67%
C000019997 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.73%
C000019997 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.37%
C000019997 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.36%
C000019997 | Financial
Holdings [Line Items]
Percent of Total Investments	13.88%
C000019997 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.03%
C000019997 | Technology
Holdings [Line Items]
Percent of Total Investments	1.23%
C000019997 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.09%
C000019997 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.71%
C000019997 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	14.10%
C000019997 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.83%
C000019997 | Energy
Holdings [Line Items]
Percent of Total Investments	5.27%
C000019997 | Government
Holdings [Line Items]
Percent of Total Investments	15.70%
C000019997 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	31.34%
C000019997 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.10%
C000019997 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.46%
C000019997 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.05%
C000019997 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.08%
C000054894 | Communications
Holdings [Line Items]
Percent of Total Investments	1.67%
C000054894 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.73%
C000054894 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.37%
C000054894 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.36%
C000054894 | Financial
Holdings [Line Items]
Percent of Total Investments	13.88%
C000054894 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.03%
C000054894 | Technology
Holdings [Line Items]
Percent of Total Investments	1.23%
C000054894 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.09%
C000054894 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.71%
C000054894 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	14.10%
C000054894 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.83%
C000054894 | Energy
Holdings [Line Items]
Percent of Total Investments	5.27%
C000054894 | Government
Holdings [Line Items]
Percent of Total Investments	15.70%
C000054894 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	31.34%
C000054894 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.10%
C000054894 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.46%
C000054894 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.05%
C000054894 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.08%
C000188241 | Communications
Holdings [Line Items]
Percent of Total Investments	1.67%
C000188241 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.73%
C000188241 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.37%
C000188241 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.36%
C000188241 | Financial
Holdings [Line Items]
Percent of Total Investments	13.88%
C000188241 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.03%
C000188241 | Technology
Holdings [Line Items]
Percent of Total Investments	1.23%
C000188241 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.09%
C000188241 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.71%
C000188241 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	14.10%
C000188241 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.83%
C000188241 | Energy
Holdings [Line Items]
Percent of Total Investments	5.27%
C000188241 | Government
Holdings [Line Items]
Percent of Total Investments	15.70%
C000188241 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	31.34%
C000188241 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.10%
C000188241 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.46%
C000188241 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.05%
C000188241 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.08%
C000019999 | Communications
Holdings [Line Items]
Percent of Total Investments	1.67%
C000019999 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.73%
C000019999 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.37%
C000019999 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.36%
C000019999 | Financial
Holdings [Line Items]
Percent of Total Investments	13.88%
C000019999 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.03%
C000019999 | Technology
Holdings [Line Items]
Percent of Total Investments	1.23%
C000019999 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.09%
C000019999 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.71%
C000019999 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	14.10%
C000019999 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.83%
C000019999 | Energy
Holdings [Line Items]
Percent of Total Investments	5.27%
C000019999 | Government
Holdings [Line Items]
Percent of Total Investments	15.70%
C000019999 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	31.34%
C000019999 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.10%
C000019999 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.46%
C000019999 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.05%
C000019999 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.08%
C000019998 | Communications
Holdings [Line Items]
Percent of Total Investments	1.67%
C000019998 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.73%
C000019998 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.37%
C000019998 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.36%
C000019998 | Financial
Holdings [Line Items]
Percent of Total Investments	13.88%
C000019998 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.03%
C000019998 | Technology
Holdings [Line Items]
Percent of Total Investments	1.23%
C000019998 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.09%
C000019998 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.71%
C000019998 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	14.10%
C000019998 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.83%
C000019998 | Energy
Holdings [Line Items]
Percent of Total Investments	5.27%
C000019998 | Government
Holdings [Line Items]
Percent of Total Investments	15.70%
C000019998 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	31.34%
C000019998 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.10%
C000019998 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.46%
C000019998 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.05%
C000019998 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.08%
C000054895 | Communications
Holdings [Line Items]
Percent of Total Investments	1.67%
C000054895 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.73%
C000054895 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.37%
C000054895 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.36%
C000054895 | Financial
Holdings [Line Items]
Percent of Total Investments	13.88%
C000054895 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.03%
C000054895 | Technology
Holdings [Line Items]
Percent of Total Investments	1.23%
C000054895 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.09%
C000054895 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.71%
C000054895 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	14.10%
C000054895 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.83%
C000054895 | Energy
Holdings [Line Items]
Percent of Total Investments	5.27%
C000054895 | Government
Holdings [Line Items]
Percent of Total Investments	15.70%
C000054895 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	31.34%
C000054895 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.10%
C000054895 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.46%
C000054895 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.05%
C000054895 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.08%
C000054896 | Communications
Holdings [Line Items]
Percent of Total Investments	1.67%
C000054896 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.73%
C000054896 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.37%
C000054896 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.36%
C000054896 | Financial
Holdings [Line Items]
Percent of Total Investments	13.88%
C000054896 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.03%
C000054896 | Technology
Holdings [Line Items]
Percent of Total Investments	1.23%
C000054896 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.09%
C000054896 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.71%
C000054896 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	14.10%
C000054896 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.83%
C000054896 | Energy
Holdings [Line Items]
Percent of Total Investments	5.27%
C000054896 | Government
Holdings [Line Items]
Percent of Total Investments	15.70%
C000054896 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	31.34%
C000054896 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.10%
C000054896 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.46%
C000054896 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.05%
C000054896 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.08%
C000156629 | Communications
Holdings [Line Items]
Percent of Total Investments	1.67%
C000156629 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.73%
C000156629 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.37%
C000156629 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.36%
C000156629 | Financial
Holdings [Line Items]
Percent of Total Investments	13.88%
C000156629 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.03%
C000156629 | Technology
Holdings [Line Items]
Percent of Total Investments	1.23%
C000156629 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.09%
C000156629 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.71%
C000156629 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	14.10%
C000156629 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.83%
C000156629 | Energy
Holdings [Line Items]
Percent of Total Investments	5.27%
C000156629 | Government
Holdings [Line Items]
Percent of Total Investments	15.70%
C000156629 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	31.34%
C000156629 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.10%
C000156629 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.46%
C000156629 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.05%
C000156629 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.08%
C000156630 | Communications
Holdings [Line Items]
Percent of Total Investments	1.67%
C000156630 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.73%
C000156630 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.37%
C000156630 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.36%
C000156630 | Financial
Holdings [Line Items]
Percent of Total Investments	13.88%
C000156630 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.03%
C000156630 | Technology
Holdings [Line Items]
Percent of Total Investments	1.23%
C000156630 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.09%
C000156630 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.71%
C000156630 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	14.10%
C000156630 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.83%
C000156630 | Energy
Holdings [Line Items]
Percent of Total Investments	5.27%
C000156630 | Government
Holdings [Line Items]
Percent of Total Investments	15.70%
C000156630 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	31.34%
C000156630 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.10%
C000156630 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.46%
C000156630 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.05%
C000156630 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.08%
C000156631 | Communications
Holdings [Line Items]
Percent of Total Investments	1.67%
C000156631 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.73%
C000156631 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	0.37%
C000156631 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.36%
C000156631 | Financial
Holdings [Line Items]
Percent of Total Investments	13.88%
C000156631 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.03%
C000156631 | Technology
Holdings [Line Items]
Percent of Total Investments	1.23%
C000156631 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.09%
C000156631 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.71%
C000156631 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	14.10%
C000156631 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.83%
C000156631 | Energy
Holdings [Line Items]
Percent of Total Investments	5.27%
C000156631 | Government
Holdings [Line Items]
Percent of Total Investments	15.70%
C000156631 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	31.34%
C000156631 | Natural Gas
Holdings [Line Items]
Percent of Total Investments	0.10%
C000156631 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.46%
C000156631 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.05%
C000156631 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.08%